Sale Leaseback (Tables)	12 Months Ended
Dec. 31, 2017
Sale Leaseback [Abstract]
Schedule of minimum payments for lease

The minimum payments for the remaining lease term of 11 months from December 31, 2017 to November 3, 2018 are as follows:

Total lease payment	$4,020,518
Less: imputed interest and principal	(2,232,605)
Total current portion of sale leaseback obligation as of December 31, 2017	$1,787,913

The minimum payments for the remaining lease term of 29 months from December 31, 2017 to May 18, 2020 are as follows:

Total lease payment	$2,906,977
Less: imputed interest and principal	(567,600)
Total sale leaseback obligation as of December 31, 2017	2,339,377
Less: current portion of sale leaseback obligation	(968,018)
Long term payable - sale leaseback as of December 31, 2017	$1,371,359

Schedule of future obligations for payments of sale leaseback
Twelve months ended December 31, 2017
2018	$968,018
2019	968,018
Thereafter	403,341
Total	$2,339,377